December 12, 2016
James M. Forbes (617) 235-4765 james.forbes@ropesgray.com

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

Re:	Goehring & Rozencwajg Investment Funds
Registration Statement on Form N-1A
Registration Nos. 333-212686 and 811-23177

Ladies and Gentlemen:

On behalf of Goehring & Rozencwajg Investment Funds (the “Trust”), we are filing today through EDGAR, under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), Pre-Effective Amendment No. 3 under the Securities Act and Amendment No. 3 under the 1940 Act to the Trust’s Registration Statement on Form N-1A (the “Registrant Statement”).

This Pre-Effective Amendment to the Registration Statement is being filed for the purpose of responding to comments from the staff of the Securities and Exchange Commission and to make certain other changes.  This filing has been marked to indicate changes made from Pre-Effective Amendment No. 2 under the Securities Act and Amendment No. 2 under the 1940 Act to the Registration Statement filed on November 1, 2016.

The Registrant has responded to the staff’s comments of November 10, 2016 and November 29, 2016 via separate correspondence filings.

Please do not hesitate to call me (at 617-235-4765) or Michael G. Doherty (at 212-497-3612) if you have any questions or require any additional information regarding this filing.

Kind regards,

/s/ James M. Forbes

James M. Forbes

cc:	Adam A. Rozencwajg
John Loder, Esq.
Michael G. Doherty, Esq.